Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Reconciliation Of Changes In Goodwill [Abstract]
Disclosure Of Reconciliation Of Changes In Goodwill	A description of the key assumptions and sensitivities is provided below.

	2019 £m	2018 £m
At start of year	6,899	5,965
Acquisitions	257	626
Disposals/reclassified as held for sale	(64)	(25)
Exchange translation differences	(268)	333
At end of year	6,824	6,899

Summary of Breakdown of Goodwill into Cash Generating Units
GOODWILL	2019 £m	2018 £m
Scientific, Technical & Medical	1,594	1,620
Risk & Business Analytics	3,186	3,283
Legal	1,428	1,465
Exhibitions	616	531
Total	6,824	6,899

Key Assumptions Used for Each Group of Cash Generating Units

The key assumptions used for each group of cash generating units are disclosed below:

KEY ASSUMPTIONS	2019		2018
	Pre-tax discount rate	Nominal long-term market growth rate	Pre-tax discount rate	Nominal long-term market growth rate
Scientific, Technical & Medical	9.4%	3%	10.0%	3%
Risk & Business Analytics	10.0%	3%	11.5%	3%
Legal	10.6%	2%	12.2%	2%
Exhibitions	11.6%	3%	12.7%	3%